Business combination (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed
	Book value prior to			As recorded by
	purchase accounting	Fair value	Additional	Popular, Inc. on
(In thousands)	adjustments	adjustments	consideration	April 30, 2010
Assets:
Cash and money market investments	$358,132	$-	$-	$358,132
Investment in Federal Home Loan Bank stock	58,610	-	-	58,610
Loans	8,554,744	(3,354,287)	-	5,200,457
FDIC loss share indemnification asset	-	2,425,929	-	2,425,929
Other real estate	125,947	(73,867)	-	52,080
Core deposit intangible	-	24,415	-	24,415
Receivable from FDIC (associated to the note
issued to the FDIC)	-	-	111,101	111,101
Other assets	44,926	-	-	44,926
Goodwill	-	86,841	-	86,841
Total assets	$9,142,359	$(890,969)	$111,101	$8,362,491

Liabilities:
Deposits	$2,380,170	$11,465	$-	$2,391,635
Note issued to the FDIC (including a premium
of $12,411 resulting from the fair value adjustment)	-	-	5,770,495	5,770,495
Equity appreciation instrument	-	-	52,500	52,500
True-up payment obligation	-	88,181	-	88,181
Contingent liability on unfunded loan commitments	-	45,755	-	45,755
Accrued expenses and other liabilities	13,925	-	-	13,925
Total liabilities	$2,394,095	$145,401	$5,822,995	$8,362,491